Subsidiaries - Detailed Information of Equity Transactions (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Chunghwa Investment Co Ltd Disposed Some Shares Of Chunghwa Precision Test Tech Co Ltd
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from (paid to)Noncontrolling interests	$ 1,042		$ 83
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests	(330)		(25)
Differences arising from equity transactions	712		58
Additional paid-in capital - difference between consideration received or paid and the carrying amount of the subsidiaries? net assets upon actual disposal or acquisition	712		58
Chunghwa Investment Co Ltd Did Not Participate In The Capital Increase Of Chunghwa Precision Test Tech Co Ltd [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from (paid to)Noncontrolling interests		$ 2,552	1,175
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests		(1,750)	(786)
Differences arising from equity transactions		802	389
Additional paid-in capital - arising from changes in equities of subsidiaries		802	$ 389
Senao International Co Ltd Transferred Its Treasury Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from (paid to)Noncontrolling interests	327	164
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests	(272)	(137)
Differences arising from equity transactions	55	27
Additional paid-in capital - arising from changes in equities of subsidiaries	55	27
Chunghwa Telecom Co Ltd and Chunghwa Investment Co Ltd Disposed Some Shares of CHIEF Telecom Inc [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from (paid to)Noncontrolling interests	133	106
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests	(19)	(29)
Differences arising from equity transactions	114	77
Additional paid-in capital - difference between consideration received or paid and the carrying amount of the subsidiaries? net assets upon actual disposal or acquisition	114	$ 77
SENAO not Proportionately participating in the Capital Increase of Youth [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from (paid to)Noncontrolling interests	0
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests	0
Differences arising from equity transactions	0
Additional paid-in capital - difference between consideration received or paid and the carrying amount of the subsidiaries? net assets upon actual disposal or acquisition	0
Additional paid-in capital - arising from changes in equities of subsidiaries	0
Chunghwa Telecom Co Ltd and Chunghwa Investment Co Ltd Did Not Participate in the Capital Increase of CHIEF Telecom Inc [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from (paid to)Noncontrolling interests	1,477
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests	(700)
Differences arising from equity transactions	777
Additional paid-in capital - arising from changes in equities of subsidiaries	777
Share-Based Payment of CHIEF Telecom Inc [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from (paid to)Noncontrolling interests	35
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests	(24)
Differences arising from equity transactions	11
Additional paid-in capital - arising from changes in equities of subsidiaries	$ 11